Segment Reporting - Major Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting
Revenue	$ 532,874	$ 202,047
Revenue | Customer risk | Customer A
Segment Reporting
Revenue	$ 269,057
Revenue | Customer risk | Customer B
Segment Reporting
Revenue		39,034
Revenue | Customer risk | Customer C
Segment Reporting
Revenue		$ 36,282